Other Payables to TV Stations (Tables)	12 Months Ended
Dec. 31, 2013
Other Payables To Tv Stations [Abstract]
Summary of other payables to TV Stations
	December 31, 2013	December 31, 2012

Other payable to Kunming TV Station	77,175	77,175
Other payable to China YR TV Station	1,208,568	1,305,019
	$1,285,743	$1,382,194